PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 31	$ 20
Depreciation, right-of-use assets	(15)	(17)
Net carrying amount of right-of-use assets	45	53
Expense relating to short-term leases for which recognition exemption has been used	10	9
Expense relating to variable lease payments not included in measurement of lease liabilities	165	203
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	2,329	605
Mining property subject to depreciation [Member] | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Effect of changes in our LOM on amortization expense	$ 10	$ 21